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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                             ELFUN DIVERSIFIED FUND

   SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                             NUMBER OF
                                                                               SHARES     VALUE
------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 32.9% +

AEROSPACE & DEFENSE - 0.8%
Alliant Techsystems, Inc.                                                        4,168     $ 339 (a)
Hexcel Corp.                                                                    24,977       361 (a)
Honeywell International Inc.                                                     7,802       353
ITT Corp.                                                                        9,538       511
Rockwell Collins, Inc.                                                           2,733       171
                                                                                           1,735

BEVERAGES - 0.9%

Coca-Cola Enterprises, Inc.                                                     10,383       287
Molson Coors Brewing Co. (Class B)                                               3,250       137
PepsiCo, Inc.                                                                   25,801     1,707
                                                                                           2,131

BIOTECHNOLOGY - 1.5%

Alexion Pharmaceuticals, Inc.                                                    1,685        92 (a)
Amgen Inc.                                                                      29,911     1,787 (a)
Gilead Sciences, Inc.                                                           25,770     1,172 (a)
Vertex Pharmaceuticals Inc.                                                      6,897       282 (a)
                                                                                           3,333

CAPITAL MARKETS - 2.0%

Affiliated Managers Group Inc.                                                   5,165       408 (a)
Ameriprise Financial, Inc.                                                       7,287       331
Invesco Ltd.                                                                    13,859       304
Morgan Stanley                                                                   5,716       167
State Street Corp.                                                              27,522     1,243 (e)
The Bank of New York Mellon Corp.                                               12,747       394
The Charles Schwab Corp.                                                         8,977       168
The Goldman Sachs Group, Inc                                                     8,292     1,415
                                                                                           4,430

CHEMICALS - 0.8%

Intrepid Potash, Inc.                                                            7,766       236 (a)
Monsanto Co.                                                                    11,179       799
Praxair, Inc.                                                                   10,535       874
                                                                                           1,909

COMMERCIAL BANKS - 0.3%

Regions Financial Corp.                                                         28,759       226
SunTrust Banks, Inc.                                                             5,314       142
US Bancorp                                                                       7,153       185
Zions Bancorporation                                                             3,648        80
                                                                                             633

COMMERCIAL SERVICES & SUPPLIES - 0.5%

Corrections Corporation of America                                              33,736       670 (a)
Iron Mountain Inc.                                                              13,976       383
Stericycle, Inc.                                                                 2,077       113 (a)
                                                                                           1,166

COMMUNICATIONS EQUIPMENT - 1.5%

Cisco Systems, Inc.                                                             62,162     1,618 (a)
Juniper Networks, Inc.                                                          12,022       369 (a)
QUALCOMM Inc.                                                                   31,340     1,316
                                                                                           3,303

COMPUTERS & PERIPHERALS - 1.0%

Apple Inc.                                                                       1,880       442 (a)
Hewlett-Packard Co.                                                             10,275       546
International Business Machines Corp.                                            7,021       900
Synaptics Inc.                                                                  12,523       346 (a)
                                                                                           2,234

DIVERSIFIED FINANCIAL SERVICES - 1.4%

Bank of America Corp.                                                           53,631       957
CME Group Inc.                                                                   3,932     1,243
JPMorgan Chase & Co.                                                            15,556       696
MSCI Inc. (Class A)                                                              5,321       192 (a)
                                                                                           3,088

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%

AT&T Inc.                                                                       14,955       386
Verizon Communications Inc.                                                      6,507       202
                                                                                             588

ELECTRIC UTILITIES - 0.6%

Edison International                                                             9,106       311
Entergy Corp.                                                                    1,949       159
ITC Holdings Corp.                                                               8,966       493
Northeast Utilities                                                             16,986       470
                                                                                           1,433

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%

Cogent, Inc.                                                                    16,120       164 (a)
Corning Inc.                                                                    11,900       239
                                                                                             403

ENERGY EQUIPMENT & SERVICES - 1.1%

Dresser-Rand Group Inc.                                                          7,986       251 (a)
Halliburton Co.                                                                  9,950       300
Nabors Industries Ltd.                                                           2,569        50 (a)
National Oilwell Varco, Inc.                                                     2,278        92
Noble Corp.                                                                      6,230       261
Schlumberger Ltd.                                                               20,347     1,291
Weatherford International Ltd.                                                  14,169       225 (a)
                                                                                           2,470

FOOD & STAPLES RETAILING - 0.0%*

Safeway Inc.                                                                     2,470        61

FOOD PRODUCTS - 0.5%

Archer-Daniels-Midland Co.                                                       5,885       170
Kraft Foods Inc. (Class A)                                                       9,624       291
McCormick & Company Inc.                                                        13,322       511
Mead Johnson Nutrition Co. (Class A)                                             4,316       225
                                                                                           1,197

GAS UTILITIES - 0.1%

EQT CORP.                                                                        3,543       145

HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%

Baxter International Inc.                                                       11,831       689
Becton Dickinson & Co.                                                           3,120       246
Covidien PLC                                                                    15,462       778
DENTSPLY International Inc.                                                      4,100       143
Gen-Probe Inc.                                                                   4,268       213 (a)
Hologic, Inc.                                                                   14,846       275 (a)
Masimo Corp.                                                                    13,858       368
Medtronic, Inc.                                                                  9,576       431
ResMed, Inc.                                                                     8,980       572 (a)
                                                                                           3,715

HEALTHCARE PROVIDERS & SERVICES - 1.1%

Cardinal Health, Inc.                                                            7,154       258
Catalyst Health Solutions, Inc.                                                  8,153       337 (a)
Express Scripts, Inc.                                                           10,415     1,060 (a)
McKesson Corp.                                                                   1,566       103
Omnicare, Inc.                                                                   5,849       165
Psychiatric Solutions, Inc.                                                      2,825        84 (a)
UnitedHealth Group, Inc.                                                        12,361       404 (a)
                                                                                           2,411

HOTELS RESTAURANTS & LEISURE - 0.4%

Carnival Corp.                                                                  10,238       398
Marriott International, Inc. (Class A)                                           2,461        78
Penn National Gaming, Inc.                                                       9,930       276 (a)
The Cheesecake Factory Inc.                                                      6,006       163 (a)
                                                                                             915

HOUSEHOLD DURABLES - 0.1%

MDC Holdings, Inc.                                                               3,909       135

HOUSEHOLD PRODUCTS - 0.5%

Clorox Co.                                                                       4,484       288
Kimberly-Clark Corp.                                                             2,274       143
The Procter & Gamble Co.                                                        11,761       744
                                                                                           1,175

INDUSTRIAL CONGLOMERATES - 0.2%

McDermott International, Inc.                                                    4,716       127 (a)
Textron, Inc.                                                                   15,139       321
                                                                                             448

INSURANCE - 1.3%

ACE Ltd.                                                                        13,797       721
AFLAC Inc.                                                                       9,069       492
AON Corp.                                                                        4,293       183

HCC Insurance Holdings, Inc.                                                    20,497       566
MetLife, Inc.                                                                    2,408       104
PartnerRe Ltd.                                                                   1,820       145
Principal Financial Group, Inc.                                                  7,407       216
Prudential Financial, Inc.                                                       6,501       393
                                                                                           2,820

INTERNET SOFTWARE & SERVICES - 0.5%

Equinix, Inc.                                                                      844        82 (a)
Google Inc. (Class A)                                                            1,242       704 (a)
MercadoLibre, Inc.                                                               4,861       234 (a)
                                                                                           1,020

IT SERVICES - 1.0%

Accenture PLC                                                                    1,950        82
Cognizant Technology Solutions Corp. (Class A)                                   4,556       232 (a)
Cybersource Corp.                                                                8,598       152 (a)
DST Systems, Inc.                                                                  501        21
Paychex, Inc.                                                                    7,382       227
Telvent GIT S.A.                                                                 3,045        88
The Western Union Co.                                                           49,091       833
Visa, Inc. (Class A)                                                             7,639       695
                                                                                           2,330

LIFE SCIENCES TOOLS & SERVICES - 0.7%

Covance Inc.                                                                     6,351       390 (a)
Illumina, Inc.                                                                   7,542       293 (a)
Life Technologies Corp.                                                          2,209       115 (a)
Mettler-Toledo International, Inc.                                               2,711       296 (a)
Thermo Fisher Scientific, Inc.                                                  10,637       547 (a)
                                                                                           1,641

MACHINERY - 0.5%

Cummins Inc.                                                                     2,565       159
Deere & Co.                                                                      5,074       302
Eaton Corp.                                                                      3,577       271
Harsco Corp.                                                                    11,445       366
                                                                                           1,098

MEDIA - 1.5%

DIRECTV  (Class A)                                                              19,643       664 (a)
Liberty Global, Inc. (Series C)                                                 20,128       582 (a)
Omnicom Group Inc.                                                              20,977       814
Regal Entertainment Group (Class A)                                             18,994       334
The Walt Disney Co.                                                              7,153       250
Time Warner Inc.                                                                21,129       661
                                                                                           3,305

METALS & MINING - 0.5%

Allegheny Technologies Inc.                                                      9,825       531
Freeport-McMoRan Copper & Gold Inc.                                              3,710       310
Steel Dynamics, Inc.                                                            12,460       218
                                                                                           1,059

MULTILINE RETAIL - 0.5%

Dollar General Corp.                                                             8,443       213 (a)
Kohl's Corp.                                                                     7,447       408 (a)

Target Corp.                                                                     9,079       477
                                                                                           1,098

MULTI-UTILITIES - 0.2%

Dominion Resources, Inc.                                                         9,104       374
SCANA Corp.                                                                      4,751       179
                                                                                             553

OIL, GAS & CONSUMABLE FUELS - 1.6%

Apache Corp.                                                                     4,860       493
Chesapeake Energy Corp.                                                          2,080        49
Chevron Corp.                                                                    6,696       508
Devon Energy Corp.                                                               3,903       251
Exxon Mobil Corp.                                                               12,270       822 (h)
Hess Corp.                                                                       1,300        81
Marathon Oil Corp.                                                              14,925       472
Occidental Petroleum Corp.                                                       3,057       258
Peabody Energy Corp.                                                             4,147       190
Petrohawk Energy Corp.                                                           9,284       188 (a)
Pioneer Natural Resources Co.                                                    3,665       206
Southwestern Energy Co.                                                          3,478       142 (a)
                                                                                           3,660

PAPER & FOREST PRODUCTS - 0.1%

Weyerhaeuser Co.                                                                 2,600       118

PERSONAL PRODUCTS - 0.1%

Alberto-Culver Co.                                                               5,647       148
Avon Products, Inc.                                                              3,638       123
                                                                                             271

PHARMACEUTICALS - 0.7%

Abbott Laboratories                                                              3,576       188
Bristol-Myers Squibb Co.                                                        16,719       446
Johnson & Johnson                                                                7,799       508
Merck & Company Inc.                                                               978        37
Pfizer Inc.                                                                     22,766       390
                                                                                           1,569

PROFESSIONAL SERVICES - 0.1%

HIS, Inc. (Class A)                                                              5,080       272 (a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 0.1%

Douglas Emmett, Inc. (REIT)                                                      8,619       132
SL Green Realty Corp. (REIT)                                                     2,565       147
                                                                                             279

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%

CB Richard Ellis Group, Inc. (Class A)                                          46,155       731 (a)

ROAD & RAIL - 0.1%

Union Pacific Corp.                                                              4,159       305

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%

Hittite Microwave Corp.                                                          8,276       364 (a)
Intel Corp.                                                                     34,963       778
Kla-Tencor Corp.                                                                 1,174        36

Marvell Technology Group Ltd.                                                   21,793       444 (a)
Microchip Technology Inc.                                                        3,615       102
Nvidia Corp.                                                                     2,598        45 (a)
Texas Instruments Inc.                                                           7,743       189
                                                                                           1,958

SOFTWARE - 1.9%

Activision Blizzard, Inc.                                                       29,652       358
ArcSight, Inc.                                                                   2,028        57 (a)
Blackboard Inc.                                                                  5,052       210 (a)
Citrix Systems, Inc.                                                             6,382       303 (a)
Intuit, Inc.                                                                    10,737       369 (a)
Microsoft Corp.                                                                 65,237     1,910
Oracle Corp.                                                                    11,770       302
Rovi Corp.                                                                      22,898       850 (a)
                                                                                           4,359

SPECIALTY RETAIL - 1.1%

Bed Bath & Beyond, Inc.                                                         21,061       922 (a,h)
Lowe's Companies, Inc.                                                          44,729     1,084
O'Reilly Automotive, Inc.                                                        7,820       326 (a)
Urban Outfitters, Inc.                                                           4,314       164 (a)
                                                                                           2,496

TEXTILES APPAREL & LUXURY GOODS - 0.2%

Coach, Inc.                                                                      8,989       355
NIKE, Inc. (Class B)                                                               520        38
                                                                                             393

THRIFTS & MORTGAGE FINANCE - 0.1%

People's United Financial, Inc.                                                 18,226       285

TOBACCO - 0.2%

Altria Group, Inc.                                                               1,953        40
Philip Morris International Inc.                                                 6,821       356
                                                                                             396

TRADING COMPANIES & DISTRIBUTORS - 0.1%

MSC Industrial Direct Co. (Class A)                                              2,810       143

WATER UTILITIES - 0.1%

American Water Works Company, Inc.                                              11,820       257

WIRELESS TELECOMMUNICATION SERVICES - 1.1%

American Tower Corp. (Class A)                                                  12,000       511 (a)
NII Holdings, Inc.                                                              39,660     1,652 (a)
Syniverse Holdings, Inc.                                                        10,908       212 (a)
                                                                                           2,375

TOTAL DOMESTIC EQUITY                                                                     73,849
(COST $67,630)

FOREIGN EQUITY - 28.3%

COMMON STOCK - 27.6%

AEROSPACE & DEFENSE - 0.3%

CAE, Inc.                                                                       39,821       389
European Aeronautic Defence and Space Company N.V.                              13,615       274
                                                                                             663

AUTOMOBILES - 0.6%

Daimler AG (Regd.)                                                               7,270       343
Maruti Suzuki India Ltd.                                                         2,162        69
Suzuki Motor Corp.                                                              28,466       628
Toyota Motor Corp.                                                               9,030       362
                                                                                           1,402

BEVERAGES - 0.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS                                          802         8
Coca-Cola Icecek AS (Class C)                                                    8,764        74
Heineken N.V.                                                                    6,202       319
                                                                                             401

BUILDING PRODUCTS - 0.1%

Daikin Industries Ltd.                                                           6,000       246

CAPITAL MARKETS - 1.0%

Credit Suisse Group AG (Regd.)                                                  11,677       603
Egyptian Financial Group-Hermes Holding                                         20,874       118
Mirae Asset Securities Company Ltd.                                              1,600        81
Nomura Holdings Inc.                                                           188,755     1,392
Yuanta Financial Holding Company Ltd.                                          131,695        79
                                                                                           2,273

CHEMICALS - 1.5%

Linde AG                                                                         5,917       707
Potash Corp of Saskatchewan Inc.                                                 8,127       972
Potash Corp of Saskatchewan Inc.                                                 2,209       264
Sinofert Holdings Ltd.                                                         191,349       115
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                           7,094       266
SODIFF Advanced Materials Company Ltd.                                             931        70
Syngenta AG                                                                      1,810       504
Taiwan Fertilizer Company Ltd.                                                  37,997       121
Taiyo Nippon Sanso Corp.                                                        25,000       245
                                                                                           3,264

COMMERCIAL BANKS - 4.2%

Akbank TAS                                                                      17,472       112
Axis Bank Ltd.                                                                   4,211       110 (a)
Banco Santander Brasil S.A.                                                     45,600       562
Banco Santander Chile ADR                                                          666        45
Banco Santander S.A. (Regd.)                                                    71,515       952
BNP Paribas                                                                     16,326     1,256
China Construction Bank Corp.                                                   74,000        61
China Merchants Bank Company Ltd.                                               37,572       102
Credit Agricole S.A.                                                            39,743       697
Grupo Financiero Banorte SAB de C.V. (Series O)                                 19,184        85
Halyk Savings Bank of Kazakhstan JSC GDR                                         2,506        27 (a)
HSBC Holdings PLC                                                              109,384     1,108
Industrial & Commercial Bank of China                                          150,199       115
Intesa Sanpaolo S.p.A.                                                          93,607       349 (a)
Kasikornbank PCL                                                                17,710        56
Kazkommertsbank GDR                                                              7,736        74 (a)

KB Financial Group Inc.                                                          9,696       468
Lloyds Banking Group PLC                                                       733,872       699
Metropolitan Bank & Trust                                                       73,500        81
Mitsubishi UFJ Financial Group Inc.                                            193,838     1,016
Raiffeisen International Bank Holding AG (Regd.)                                   823        39
Siam Commercial Bank PCL                                                        18,642        52
Standard Bank Group Ltd.                                                         4,900        76
Sumitomo Mitsui Financial Group Inc.                                             4,384       145
The Bank of Yokohama Ltd.                                                       77,603       380
UniCredit S.p.A                                                                243,847       722
                                                                                           9,389

COMMERCIAL SERVICES & SUPPLIES - 0.6%

Brambles Ltd.                                                                  118,448       800
G4S PLC                                                                         32,817       131
G4S PLC                                                                         72,125       286
                                                                                           1,217

COMMUNICATIONS EQUIPMENT - 1.0%

Nokia Oyj                                                                       15,590       243 (a)
Research In Motion Ltd.                                                         15,658     1,158 (a)
Research In Motion Ltd.                                                          7,451       553 (a)
Telefonaktiebolaget LM Ericsson  (Series B)                                     21,267       225
ZTE Corp.                                                                       10,386        63
                                                                                           2,242

COMPUTERS & PERIPHERALS - 0.1%

Asustek Computer Inc.                                                           36,195        63
HTC Corp.                                                                       10,367       121
                                                                                             184

CONSTRUCTION & ENGINEERING - 0.5%

China Communications Construction Company Ltd.                                  22,277        21
China State Construction International Holdings Ltd.                           133,794        52
Doosan Heavy Industries and Construction Company Ltd.                            1,841       147
Empresas ICA SAB de C.V.                                                        29,268        75 (a)
Hyundai Development Co.                                                          1,460        43
Larsen & Toubro Ltd.                                                             6,182       225
Murray & Roberts Holdings Ltd.                                                   9,819        58
Vinci S.A.                                                                       6,619       391
                                                                                           1,012

CONSTRUCTION MATERIALS - 0.2%

CRH PLC                                                                         16,063       402

DIVERSIFIED CONSUMER SERVICES - 0.0%*

MegaStudy Company Ltd.                                                              59        10

DIVERSIFIED FINANCIAL SERVICES - 0.3%

Deutsche Boerse AG                                                               9,785       727
Reliance Capital Ltd.                                                            2,193        37
                                                                                             764

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%

Telefonica S.A.                                                                 15,656       372
Telekomunikasi Indonesia Tbk PT (Series B)                                      82,000        73
Telstra Corporation Ltd.                                                        20,415        56

                                                                                             501

ELECTRIC UTILITIES - 0.2%

E.ON AG                                                                          4,763       176
Iberdrola S.A.                                                                  34,149       290
                                                                                             466

ELECTRICAL EQUIPMENT - 0.5%

ABB Ltd. (Regd.)                                                                16,996       372 (a)
ABB Ltd. ADR                                                                    15,613       341
Schneider Electric S.A.                                                          3,578       420
Wasion Group Holdings Ltd.                                                      51,228        36 (a)
Zhuzhou CSR Times Electric Company Ltd.                                         33,622        64
                                                                                           1,233

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%

Delta Electronics, Inc.                                                         88,067       279
HON HAI Precision Industry Company Ltd.                                         30,742       133
Prime View International Company Ltd.                                           27,000        49
Samsung SDI Company Ltd.                                                           390        49
                                                                                             510

ENERGY EQUIPMENT & SERVICES - 0.6%

Saipem S.p.A.                                                                    3,957       153
Tesco Corp.                                                                      7,609        89 (a)
Transocean Ltd.                                                                 13,204     1,141 (a)
                                                                                           1,383

FOOD & STAPLES RETAILING - 0.7%

Alliance Global Group Inc.                                                     566,865        69 (a)
Koninklijke Ahold N.V.                                                          23,447       313
Metro AG                                                                         6,955       413
Tesco PLC                                                                      107,300       709
X5 Retail Group N.V. GDR                                                         2,408        84 (a)
                                                                                           1,588

FOOD PRODUCTS - 1.0%

China Agri-Industries Holdings Ltd.                                             44,000        61
Cosan SA Industria e Comercio                                                    8,499       103 (a)
Groupe Danone                                                                    5,251       317
IOI Corp. Bhd                                                                   41,600        69 (a)
Nestle S.A. (Regd.)                                                             28,171     1,445
Nestle S.A. ADR                                                                  2,475       127
Want Want China Holdings Ltd.                                                   60,462        43
                                                                                           2,165

HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%

Cie Generale d'Optique Essilor International S.A.                               13,059       835

HEALTHCARE PROVIDERS & SERVICES - 0.0%*

Fleury S.A.                                                                      7,577        81 (a)

HOUSEHOLD DURABLES - 0.1%

Desarrolladora Homex SAB de C.V.                                                11,613        55 (a)
LG Electronics Inc.                                                              1,650       168
Techtronic Industries Co.                                                       17,430        14
                                                                                             237

HOUSEHOLD PRODUCTS - 0.5%

Reckitt Benckiser Group PLC                                                     18,202       999
Unicharm Corp.                                                                     270        26
                                                                                           1,025

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*

China WindPower Group Ltd.                                                     297,923        35 (a)

INDUSTRIAL CONGLOMERATES - 1.0%

Chongqing Machinery & Electric Company Ltd.                                    266,625        67 (a)
Koninklijke Philips Electronics N.V.                                            25,421       817
MAX India Ltd.                                                                  10,805        50 (a)
Siemens AG (Regd.)                                                              11,154     1,119
Siemens AG ADR                                                                     975        97
                                                                                           2,150

INSURANCE - 1.0%

AXA S.A.                                                                        18,365       409
China Life Insurance Company Ltd.                                               26,091       125
Prudential PLC                                                                  77,074       640
Samsung Fire & Marine Insurance Company Ltd.                                       440        71
Sony Financial Holdings Inc.                                                       176       578 (a)
Tong Yang Life Insurance                                                         7,750        89 (a)
Zurich Financial Services AG                                                     1,498       385
                                                                                           2,297

INTERNET SOFTWARE & SERVICES - 0.4%

Baidu, Inc ADR                                                                   1,427       852 (a)

IT SERVICES - 0.0%*

Infosys Technologies Ltd.                                                          800        47
Tata Consultancy Services Ltd.                                                   2,712        47
                                                                                              94

MACHINERY - 0.3%

China South Locomotive and Rolling Stock Corp.                                 474,118       369
Mitsubishi Heavy Industries Ltd.                                                63,000       261
                                                                                             630

MARINE - 0.2%

A P Moller - Maersk A/S  (Series B)                                                 56       427

MEDIA - 0.4%

Focus Media Holding Ltd. ADR                                                     6,431       117 (a)
Grupo Televisa S.A. ADR                                                          2,790        59
Vivendi                                                                         24,255       650
Zee Entertainment Enterprises Ltd.                                               7,657        46
                                                                                             872

METALS & MINING - 2.2%

Anglo American PLC                                                               1,137        50 (a)
Antofagasta PLC                                                                  7,791       123
Barrick Gold Corp.                                                               3,902       150
BHP Billiton PLC                                                                31,181     1,069
China Molybdenum Company Ltd.                                                   42,999        36
Harmony Gold Mining Company Ltd. ADR                                             8,706        83

Hidili Industry International Development Ltd.                                  39,923        43 (a)
Impala Platinum Holdings Ltd.                                                    2,402        70
Kinross Gold Corp.                                                               7,721       132
Maanshan Iron & Steel                                                          115,996        67 (a)
New World Resources N.V. (Class A)                                              13,667       161
POSCO                                                                              230       107
Rio Tinto PLC (Regd.)                                                           20,379     1,207
Sumitomo Metal Industries Ltd.                                                 315,957       957
Tata Steel Ltd.                                                                  4,144        58
ThyssenKrupp AG                                                                  6,407       221
Vale S.A. ADR                                                                   18,548       515
                                                                                           5,049

MULTI-UTILITIES - 0.4%

National Grid PLC                                                               65,121       634
Veolia Environnement                                                            10,784       375
                                                                                           1,009

OIL, GAS & CONSUMABLE FUELS - 2.2%

BG Group PLC                                                                    32,642       565
BP PLC                                                                          53,502       506
China Shenhua Energy Company Ltd.                                               10,000        43
CNOOC Ltd.                                                                      57,000        94
ENI S.p.A.                                                                      18,980       446
Gazprom OAO ADR                                                                 10,647       250
LUKOIL ADR                                                                       4,001       227
Paladin Energy Ltd.                                                             73,933       268 (a)
PetroChina Company Ltd.                                                         60,000        70
Petroleo Brasileiro S.A. ADR                                                    17,360       687
Reliance Industries Ltd.                                                         1,788        43 (a)
Reliance Industries Ltd. GDR                                                     2,070       100 (b)
Suncor Energy Inc.                                                              15,414       502
Suncor Energy Inc.                                                               8,793       286
Thai Oil PCL                                                                    17,100        26
Total S.A.                                                                      13,610       792
                                                                                           4,905

PERSONAL PRODUCTS - 0.0%*

Shiseido Company Ltd.                                                            3,575        78

PHARMACEUTICALS - 1.1%

Bayer AG                                                                        10,531       714
Novartis AG (Regd.)                                                             10,206       552 (a)
Roche Holding AG                                                                 6,993     1,136 (a)
                                                                                           2,402

PROFESSIONAL SERVICES - 0.2%

The Capita Group PLC                                                            31,649       363

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%

Franshion Properties China Ltd.                                                100,296        34
Glorious Property Holdings Ltd. (REIT)                                          88,563        37 (a)
Hung Poo Real Estate Development Corp.                                          22,401        30
Mitsubishi Estate Company Ltd.                                                  29,982       491
Unitech Ltd.                                                                    27,724        46
                                                                                             638

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%

ASM Pacific Technology Ltd.                                                      6,244        59
Samsung Electronics Company Ltd.                                                 1,480     1,070
Taiwan Semiconductor Manufacturing Company Ltd.                                451,779       875
Taiwan Semiconductor Manufacturing Company Ltd. ADR                             28,550       299
                                                                                           2,303

SOFTWARE - 0.0%*

Shanda Interactive Entertainment Ltd. ADR                                        2,367       103 (a)

SPECIALTY RETAIL - 0.7%

Esprit Holdings Ltd.                                                            83,412       659
Hennes & Mauritz AB (Series B)                                                   3,310       216
Yamada Denki Company Ltd.                                                        9,140       675
                                                                                           1,550

TEXTILES APPAREL & LUXURY GOODS - 0.2%

Adidas AG                                                                        8,671       465
Ports Design Ltd.                                                                8,677        22
                                                                                             487

TRADING COMPANIES & DISTRIBUTORS - 0.2%

Mitsubishi Corp.                                                                15,000       393

TRANSPORTATION INFRASTRUCTURE - 0.0%*

Dalian Port PDA Company Ltd.                                                   109,641        51

WIRELESS TELECOMMUNICATION SERVICES - 0.8%

America Movil SAB de C.V. ADR (Series L)                                         3,224       162
China Mobile Ltd.                                                               26,099       251
Mobile Telesystems OJSC ADR                                                      7,723       429
MTN Group Ltd.                                                                  37,988       579
Vodafone Group PLC                                                             176,886       408
                                                                                           1,829

TOTAL COMMON STOCK                                                                        62,010
(COST $60,117)

PREFERRED STOCK - 0.7%

AUTOMOBILES - 0.1%
Volkswagen AG                                                                    1,498       137
Volkswagen AG                                                                      931        82 (a)
                                                                                             219

COMMERCIAL BANKS - 0.1%
Itau Unibanco Banco Multiplo S.A.                                               11,661       255

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Citigroup Capital XII                                                            3,450        88 (i)

ELECTRIC UTILITIES - 0.0%*
Cia Energetica de Minas Gerais                                                   2,775        46

HEALTHCARE EQUIPMENT & SUPPLIES - 0.1%
Fresenius SE                                                                     2,177       165

MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                                 3,977        52 (a)

METALS & MINING - 0.2%
Cia Vale do Rio Doce                                                            16,679       463
Usinas Siderurgicas de Minas Gerais S.A.                                           770        26
                                                                                             489

OIL, GAS & CONSUMABLE FUELS - 0.0%*
Petroleo Brasileiro S.A.                                                         5,231       104

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Vivo Participacoes S.A.                                                          2,358        64

TOTAL PREFERRED STOCK                                                                      1,482
(COST $1,176)

RIGHT - 0.0%*

AUTOMOBILES - 0.0%*

Volkswagen AG                                                                    1,498         1
(COST $0)

TOTAL FOREIGN EQUITY                                                                      63,493
(COST $61,293)

                                                                             PRINCIPAL
                                                                               AMOUNT     VALUE
------------------------------------------------------------------------------------------------
BONDS AND NOTES - 20.0%

U.S. TREASURIES - 3.6%

U.S. Treasury Bonds

4.38%                                                  11/15/39                $ 1,676   $ 1,584
4.50%                                                  08/15/39                    184       178
U.S. Treasury Notes
0.05%                                                  01/31/11                    560       562 (d)
0.15%                                                  11/30/11                    897       896 (d)
1.00%                                                  12/31/11                  1,259     1,262 (d)
1.13%                                                  12/15/12                    676       670
1.25%                                                  11/30/10                     32        32
2.25%                                                  01/31/15                    625       618
3.38%                                                  11/15/19                  2,126     2,052 (h)
3.63%                                                  02/15/20                    217       213
4.50%                                                  11/15/10                     13        13
                                                                                           8,080

AGENCY MORTGAGE BACKED - 4.3%

Federal Home Loan Mortgage Corp.

4.50%                                                  06/01/33 - 02/01/35          27        27 (h)
5.00%                                                  07/01/35                     84        87 (h)
5.50%                                                  05/01/20 - 04/01/39         722       767 (h)
6.00%                                                  04/01/17 - 11/01/37         671       724 (h)
6.50%                                                  11/01/28 - 07/01/29          18        20 (h)
7.00%                                                  10/01/16 - 08/01/36          68        74 (h)
7.50%                                                  09/01/12 - 09/01/33          19        22 (h)
8.00%                                                  07/01/26 - 11/01/30           7         8 (h)
8.50%                                                  04/01/30 - 05/01/30          24        28 (h)

Federal National Mortgage Assoc.
4.00%                                                  05/01/19 - 06/01/19          75        78 (h)
4.50%                                                  05/01/18 - 02/01/40       1,785     1,805 (h)
5.00%                                                  07/01/20 - 05/01/39         588       610 (h)
5.47%                                                  04/01/37                      5         5 (i)
5.50%                                                  04/01/14 - 04/01/38       1,772     1,879 (h)
5.81%                                                  03/01/37                      5         5 (i)
6.00%                                                  02/01/14 - 08/01/35         777       843 (h)
6.50%                                                  12/01/14 - 08/01/36         197       214 (h)
7.00%                                                  01/01/16 - 12/01/33          16        18 (h)
7.50%                                                  09/01/13 - 03/01/34          48        55 (h)
8.00%                                                  12/01/11 - 11/01/33          53        61 (h)
8.50%                                                  05/01/31                      3         3 (h)
9.00%                                                  04/01/16 - 12/01/22          12        13 (h)
4.50%                                                  TBA                         208       211 (c)
5.00%                                                  TBA                         819       864 (c)
5.50%                                                  TBA                          65        69 (c)
6.50%                                                  TBA                         490       531 (c)
7.00%                                                  TBA                          90       100 (c)
Government National Mortgage Assoc.
4.50%                                                  08/15/33 - 09/15/34          96        98 (h)
5.00%                                                  08/15/33                     39        41 (h)
6.00%                                                  04/15/30 - 09/15/36          41        45 (h)
6.50%                                                  06/15/24 - 07/15/36          92        99 (h)
7.00%                                                  03/15/12 - 10/15/36          59        64 (h)
7.50%                                                  07/15/23 - 04/15/28          30        35 (h)
8.00%                                                  05/15/30                      1         1 (h)
8.50%                                                  10/15/17                     25        27 (h)
9.00%                                                  11/15/16 - 12/15/21          26        29 (h)
5.50%                                                  TBA                          50        53 (c)
                                                                                           9,613

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%

Collateralized Mortgage Obligation Trust (Class B)

0.85%                                                  11/01/18                      2         2 (d,f,h,q)
Federal Home Loan Mortgage Corp.
0.14%                                                  09/25/43                    378         2 (g,h,i,r)
0.63%                                                  09/15/34                     48        42 (d,f)
4.50%                                                  10/15/16 - 03/15/19         115         8 (g,h,r)
5.00%                                                  05/15/18 - 12/01/34         328        55 (g,h,r)
5.00%                                                  05/15/38                     54        54
5.50%                                                  04/15/17 - 06/15/33         103        17 (g,h,r)
7.50%                                                  01/15/16                      3         3 (h)
7.50%                                                  07/15/27                     26         5 (g,h,r)
8.00%                                                  04/15/20                      1         1 (h)
8.00%                                                  02/01/23 - 07/01/24           5         1 (g,h,r)
Federal Home Loan Mortgage STRIPS

11.36%                                                 08/01/27                      1         1 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                  12/25/42                     96         3 (g,h,i,r)
4.50%                                                  05/25/18                     18         1 (g,h,r)
5.00%                                                  02/25/32                    108        14 (g,h,r)
5.00%                                                  10/25/35 - 08/25/38         147       142
7.25%                                                  05/25/18                    461        52 (g,h,i,r)
7.45%                                                  08/25/16                     12         1 (g,h,i,r)
16.07%                                                 03/25/31                     61        70 (h,i)

Federal National Mortgage Assoc. (Class 1)

4.50%                                                  09/01/35 - 01/01/36         320        65 (g,r)
5.00%                                                  05/25/38                     99        20 (g,r)
Federal National Mortgage Assoc. (Class 2)

4.50%                                                  08/01/35                    106        22 (g,r)
5.00%                                                  03/25/38                     94        17 (g,r)
5.50%                                                  12/01/33                     34         7 (g,r)
6.00%                                                  05/25/36                    151        27 (g,r)
7.50%                                                  11/01/23                     54        10 (g,h,r)
8.00%                                                  08/01/23 - 07/01/24          11         2 (g,h,r)
8.50%**                                                03/01/17 - 07/25/22           4         - (g,h,r)
9.00%**                                                05/25/22                      2         - (g,h,r)
Federal National Mortgage Assoc. (Class B)

0.00%                                                  12/25/22                      2         2 (d,f,h)
Federal National Mortgage Assoc. (Class H)
5.00%                                                  10/25/22                     31         3 (g,h,r)
Federal National Mortgage Assoc. REMIC
5.90%                                                  11/25/39                    361        36 (g,i,r)
Federal National Mortgage Assoc. STRIPS
5.50%                                                  11/25/39                    624       128 (g,r)
6.00%                                                  01/01/35 - 09/01/35         237        39 (g,r)
                                                                                             852

ASSET BACKED - 0.7%

Bear Stearns Asset Backed Securities Trust (Class A)
0.62%                                                  01/25/34                      7         5 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
0.75%                                                  03/25/32                     19        12 (h,i)
Countrywide Asset-Backed Certificates
1.11%                                                  05/25/33                      4         2 (h,i)
4.74%                                                  10/25/35                     46        39 (i)
5.31%                                                  08/25/35                    750       696 (i)
Countrywide Asset-Backed Certificates (Class A)

0.91%                                                  04/25/32                     15         8 (h,i)
Mid-State Trust
7.54%                                                  07/01/35                     10         9 (h,q)
Popular ABS Mortgage Pass-Through Trust
5.30%                                                  11/25/35                     50        39
Residential Asset Mortgage Products Inc. (Class A)
0.81%                                                  06/25/32                     13        10 (h,i)
Residential Asset Securities Corp.
0.75%                                                  07/25/32                      5         2 (h,i)
Saxon Asset Securities Trust
5.23%                                                  08/25/35                    970       846 (i)
Wells Fargo Home Equity Trust
3.97%                                                  05/25/34                      1         1 (h,i,q)
                                                                                           1,669

CORPORATE NOTES - 7.9%

AES El Salvador Trust

6.75%                                                  02/01/16                    100        95 (b)
AES Panama S.A.
6.35%                                                  12/21/16                     20        20 (b)
Agilent Technologies Inc.
5.50%                                                  09/14/15                     40        43
Alliance One International, Inc.

10.00%                                                 07/15/16                     80        84 (b)

AMC Entertainment Inc.

8.75%                                                  06/01/19                     77        81
America Movil SAB de C.V.

5.00%                                                  03/30/20                    100        99 (b)
American Tower Corp.

4.63%                                                  04/01/15                     88        91
Amsted Industries Inc.

8.13%                                                  03/15/18                     78        78 (b)
Anadarko Petroleum Corp.

6.20%                                                  03/15/40                     56        55
Anheuser-Busch InBev Worldwide Inc.

5.00%                                                  04/15/20                    114       114 (b)
5.38%                                                  11/15/14                     76        82 (b)
ARAMARK Corp.
8.50%                                                  02/01/15                    142       145
Arizona Public Service Co.

6.25%                                                  08/01/16                     80        86 (h)
AT&T Inc.

6.40%                                                  05/15/38                     84        86
6.70%                                                  11/15/13                     84        96
Avis Budget Finance, Inc.

9.63%                                                  03/15/18                     54        56 (b)
Banco do Brasil S.A.
8.50%                                                  10/29/49                    100       111 (b)
Banco Mercantil del Norte S.A.
6.14%                                                  10/13/16                     12        12 (i)
Banco Nacional de Desenvolvimento Economico e Social
5.50%                                                  07/12/20                    100        99 (b)
Bank of America Corp.
4.50%                                                  04/01/15                     65        66
5.75%                                                  12/01/17                    165       169
6.50%                                                  08/01/16                     85        92
7.38%                                                  05/15/14                     30        34
BE Aerospace Inc.

8.50%                                                  07/01/18                    112       120
BlackRock, Inc.

5.00%                                                  12/10/19                     76        76
Boise Co-Issuer Co.

8.00%                                                  04/01/20                     56        56 (b)
Bombardier Inc.
7.75%                                                  03/15/20                    104       109 (b)
Boston Scientific Corp.
4.50%                                                  01/15/15                     36        35
6.00%                                                  01/15/20                     38        36
CA, Inc.

5.38%                                                  12/01/19                     98        99
6.13%                                                  12/01/14                     31        34
Calpine Corp.

7.25%                                                  10/15/17                      5         5 (b)
Cantor Fitzgerald LP
7.88%                                                  10/15/19                     62        62 (b)
Cargill Inc.
5.20%                                                  01/22/13                    215       229 (b)
6.00%                                                  11/27/17                      1         1 (b)
Case New Holland Inc.
7.75%                                                  09/01/13                    124       129 (b)
Cenovus Energy Inc.
4.50%                                                  09/15/14                     67        70 (b)
6.75%                                                  11/15/39                     61        66 (b)

Central American Bank for Economic Integration
5.38%                                                  09/24/14                     60        60 (b)
Chesapeake Energy Corp.
7.25%                                                  12/15/18                    144       144
Cincinnati Bell Inc.

8.25%                                                  10/15/17                    110       111
8.75%                                                  03/15/18                     66        67
Citigroup, Inc.
5.00%                                                  09/15/14                     76        76
5.13%                                                  05/05/14                    127       130
6.38%                                                  08/12/14                    150       160
8.50%                                                  05/22/19                    240       280
City National Capital Trust I

9.63%                                                  02/01/40                     55        61
Clarendon Alumina Production Ltd.

8.50%                                                  11/16/21                    100        99 (b,h)
Comcast Corp.

6.40%                                                  03/01/40                     58        59
6.50%                                                  01/15/15                     61        69
Community Health Systems, Inc.

8.88%                                                  07/15/15                    114       118
Consolidated Edison Company of New York Inc.
5.85%                                                  04/01/18                     16        18
6.65%                                                  04/01/19                     15        17
Corp Nacional del Cobre de Chile
5.63%                                                  09/21/35                     12        12 (b)
Corp Pesquera Inca SAC

9.00%                                                  02/10/17                     10        10 (b)
COX Communications Inc.
7.13%                                                  10/01/12                     17        19 (h)
Credit Suisse
6.00%                                                  02/15/18                      7         7
Credit Suisse AG

5.40%                                                  01/14/20                     84        85
Credit Suisse First Boston International for CJSC The
EXIM of Ukraine
7.65%                                                  09/07/11                    100        99
Crown Castle Towers LLC

6.11%                                                  01/15/40                     55        58 (b)
CVS Caremark Corp.

5.75%                                                  06/01/17                     46        50
6.13%                                                  09/15/39                     90        89
DASA Finance Corp.

8.75%                                                  05/29/18                    114       122
Denbury Resources, Inc.

8.25%                                                  02/15/20                     56        59
DirecTV Financing Company Inc.

4.75%                                                  10/01/14                     46        48 (b)
5.88%                                                  10/01/19                     70        73 (b)
DIRECTV Holdings LLC

5.20%                                                  03/15/20                     66        65 (b)
DISH DBS Corp.

6.63%                                                  10/01/14                     66        66
Dolphin Energy Ltd.

5.89%                                                  06/15/19                     99       102 (b)
Duke Energy Indiana Inc.
6.35%                                                  08/15/38                     82        87

EDP Finance BV

4.90%                                                  10/01/19                    100        95 (b)
El Paso Corp.

8.05%                                                  10/15/30                     56        56
Enel Finance International S.A.
5.13%                                                  10/07/19                    100        99 (b)
European Investment Bank
4.88%                                                  01/17/17                    100       108
Exelon Corp.
4.90%                                                  06/15/15                     83        87
Exelon Generation Company LLC

5.20%                                                  10/01/19                     25        25
6.25%                                                  10/01/39                     76        77
Fibria Overseas Finance Ltd.

9.25%                                                  10/30/19                    100       114 (b)
Gaz Capital S.A.

9.25%                                                  04/23/19                    100       118
Genworth Financial Inc.

8.63%                                                  12/15/16                     56        61
GlaxoSmithKline Capital Inc.

4.85%                                                  05/15/13                    119       129
Globo Comunicacao e Participacoes S.A.

7.25%                                                  04/26/22                    100       105 (b)
Hartford Financial Services Group Inc.

5.50%                                                  03/30/20                    114       112
HCA Inc.

8.50%                                                  04/15/19                     22        24 (b)
9.25%                                                  11/15/16                    128       136
Health Management Associates, Inc.

6.13%                                                  04/15/16                     83        79
Holcim US Finance Sarl & Cie SCS

6.00%                                                  12/30/19                    114       118 (b)
Host Hotels & Resorts LP (REIT)
9.00%                                                  05/15/17                    113       122 (b)
HSBC Finance Corp.
5.00%                                                  06/30/15                    226       235
5.70%                                                  06/01/11                    130       135
6.75%                                                  05/15/11                     50        53
HSBC Holdings PLC

6.80%                                                  06/01/38                    100       107
Icahn Enterprises LP

8.00%                                                  01/15/18                     72        69 (b)
IIRSA Norte Finance Ltd.
8.75%                                                  05/30/24                    115       126 (b,h)
Illinois Power Co.
9.75%                                                  11/15/18                     72        92
Ingles Markets Inc.

8.88%                                                  05/15/17                    130       136
Intelsat Subsidiary Holding Company Ltd.

8.88%                                                  01/15/15                     59        61
Intergen N.V.

9.00%                                                  06/30/17                    449       462 (b)
International Paper Co.
7.50%                                                  08/15/21                    144       164
JP Morgan Chase Capital XXV (Series Y)

6.80%                                                  10/01/37                     28        28

JPMorgan Chase & Co.

5.13%                                                  09/15/14                     33        35
JPMorgan Chase Bank

5.88%                                                  06/13/16                     56        60
JPMorgan Chase Capital XXVII

7.00%                                                  11/01/39                     88        90
KazMunaiGaz Finance Sub BV

11.75%                                                 01/23/15                    100       129 (b)
Kraft Foods Inc.
5.38%                                                  02/10/20                     94        96
Kreditanstalt fuer Wiederaufbau
3.50%                                                  03/10/14                    252       262
4.13%                                                  10/15/14                    199       209
L-3 Communications Corp.
5.88%                                                  01/15/15                     67        68
Lincoln National Corp.

8.75%                                                  07/01/19                    100       122
Lloyds TSB Bank PLC

4.38%                                                  01/12/15                    100        99 (b)
5.80%                                                  01/13/20                    149       145 (b)
Majapahit Holding BV

7.25%                                                  10/17/11                    100       106 (b)
7.75%                                                  10/17/16                    100       110 (b)
7.75%                                                  01/20/20                    100       109
Merrill Lynch & Company Inc.

6.05%                                                  08/15/12                     65        69
6.88%                                                  04/25/18                    108       116
Midamerican Energy Holdings Co.
6.13%                                                  04/01/36                     45        45 (h)
Morgan Stanley
5.50%                                                  01/26/20                    100        98
5.63%                                                  09/23/19                    121       121
7.30%                                                  05/13/19                     62        68
Motiva Enterprises LLC

6.85%                                                  01/15/40                     56        60 (b)
National Agricultural Cooperative Federation
5.00%                                                  09/30/14                     56        58 (b)
Navistar International Corp.
8.25%                                                  11/01/21                     62        63
NET Servicos de Comunicacao S.A.

7.50%                                                  01/27/20                    100       106 (b)
New Communications Holdings Inc.
8.25%                                                  04/15/17                     34        35 (b)
Newfield Exploration Co.
6.88%                                                  02/01/20                     74        75
Newmont Mining Corp.

6.25%                                                  10/01/39                     92        92
News America Inc.

5.65%                                                  08/15/20                     43        45
6.65%                                                  11/15/37                     83        87
Nexen Inc.

6.20%                                                  07/30/19                     59        64
7.50%                                                  07/30/39                     74        84
Nextel Communications, Inc. (series D)

7.38%                                                  08/01/15                     56        53
Nisource Finance Corp.

6.13%                                                  03/01/22                     56        58

Noble Group Ltd.

6.75%                                                  01/29/20                    100       103 (b)
Nomura Holdings Inc.

5.00%                                                  03/04/15                     28        29
6.70%                                                  03/04/20                     28        29
NRG Energy, Inc.

7.38%                                                  02/01/16                    130       129
Pacific Gas & Electric Co.
5.80%                                                  03/01/37                    120       119
Pacificorp
6.25%                                                  10/15/37                    102       108
PAETEC Holding Corp.
8.88%                                                  06/30/17                     20        21 (b)
Pemex Finance Ltd.
9.03%                                                  02/15/11                     16        16 (h)
Pemex Project Funding Master Trust
6.63%                                                  06/15/38                     20        19 (b)
Petrobras International Finance Co.
5.75%                                                  01/20/20                     70        72
Petroleos Mexicanos
4.88%                                                  03/15/15                     70        72 (b)
6.00%                                                  03/05/20                     20        21 (b)
8.00%                                                  05/03/19                     20        23
Petroleum Company of Trinidad & Tobago Ltd.
6.00%                                                  05/08/22                    100        94 (b)
Pioneer Natural Resources Co.
7.50%                                                  01/15/20                    117       120
Plains All American Pipeline LP

4.25%                                                  09/01/12                     92        96
Principal Financial Group, Inc.

8.88%                                                  05/15/19                     42        50
ProLogis (REIT)

6.88%                                                  03/15/20                     55        54
Prudential Financial, Inc.
3.63%                                                  09/17/12                     30        31
3.88%                                                  01/14/15                     83        83
5.15%                                                  01/15/13                     70        74
7.38%                                                  06/15/19                     62        71
QVC Inc.
7.50%                                                  10/01/19                     51        52 (b)
RailAmerica, Inc.

9.25%                                                  07/01/17                    121       129
Republic Services Inc.
5.00%                                                  03/01/20                     40        39 (b)
5.25%                                                  11/15/21                     55        54 (b)
5.50%                                                  09/15/19                     43        44 (b)
Reynolds Group DL Escrow Inc.
7.75%                                                  10/15/16                    155       159 (b)
Roche Holdings Inc.
6.00%                                                  03/01/19                     44        49 (b)
Rockies Express Pipeline LLC

5.63%                                                  04/15/20                    162       160 (b)
RR Donnelley & Sons Co.
4.95%                                                  04/01/14                     84        84
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%                                                  05/15/17                    100       104 (b)
Sabine Pass LNG LP

7.25%                                                  11/30/13                     60        56
7.50%                                                  11/30/16                     40        35

SBA Telecommunications Inc.
8.00%                                                  08/15/16                     26        27 (b)
8.25%                                                  08/15/19                     40        43 (b)
Security Benefit Life Insurance
8.75%                                                  05/15/16                     60        36 (b)
Simon Property Group LP (REIT)

5.65%                                                  02/01/20                    110       107
6.75%                                                  05/15/14                     72        79
Solutia Inc.

7.88%                                                  03/15/20                     56        57
Southern Copper Corp.

7.50%                                                  07/27/35                    100       104
Talisman Energy Inc.
7.75%                                                  06/01/19                     44        52
Teachers Insurance & Annuity Association of America
6.85%                                                  12/16/39                     66        72 (b)
Telecom Italia Capital S.A.
7.18%                                                  06/18/19                    148       160
Tesoro Corp. (Series B)

6.63%                                                  11/01/15                    157       150
The AES Corp.

8.00%                                                  10/15/17 - 06/01/20          48        48
The Dow Chemical Co.

5.90%                                                  02/15/15                     64        69
8.55%                                                  05/15/19                     88       106
The Goldman Sachs Group Inc.

5.38%                                                  03/15/20                     58        57
The Potomac Edison Co.

5.35%                                                  11/15/14                     40        42 (h)
The Travelers Companies, Inc.

5.80%                                                  05/15/18                     26        28
The Williams Companies, Inc.

7.88%                                                  09/01/21                     62        73
Time Warner Cable Inc.
5.00%                                                  02/01/20                     64        63
6.75%                                                  07/01/18                     48        54
7.50%                                                  04/01/14                    126       145
Time Warner Inc.
5.88%                                                  11/15/16                     80        87
6.20%                                                  03/15/40                     58        57
TNK-BP Finance S.A.
6.13%                                                  03/20/12                    100       104
6.25%                                                  02/02/15                     20        21 (b)
7.25%                                                  02/02/20                     10        10 (b)
UPC Germany GmbH

8.13%                                                  12/01/17                    100       103 (b)
USB Capital XIII Trust

6.63%                                                  12/15/39                     84        85
Vale Overseas Ltd.

6.88%                                                  11/10/39                     14        15
Valero Energy Corp.

6.13%                                                  02/01/20                    110       110
Vedanta Resources PLC

9.50%                                                  07/18/18                    100       111 (b)
Verizon Communications Inc.
6.35%                                                  04/01/19                     16        18

6.40%                                                  02/15/38                     40        42
6.90%                                                  04/15/38                     52        57
8.75%                                                  11/01/18                     50        63
Verizon Wireless Capital LLC

5.55%                                                  02/01/14                      6         7
7.38%                                                  11/15/13                     76        88
Virgin Media Finance PLC

8.38%                                                  10/15/19                    100       103
WEA Finance LLC

6.75%                                                  09/02/19                     62        66 (b)
7.50%                                                  06/02/14                     92       103 (b)
Williams Partners LP

5.25%                                                  03/15/20                     47        47 (b)
6.30%                                                  04/15/40                     83        82 (b)
Windstream Corp.
7.88%                                                  11/01/17                     22        22
Woodside Finance Ltd.
4.50%                                                  11/10/14                    131       134 (b)
Woori Bank
4.50%                                                  10/07/15                    100        99 (b)
Wyeth
5.50%                                                  03/15/13                    120       131
XL Capital Ltd.
5.25%                                                  09/15/14                    133       138
Xstrata Finance Canada Ltd.

5.80%                                                  11/15/16                     61        63 (b)
                                                                                          17,848

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%

Banc of America Commercial Mortgage Inc.

5.63%                                                  07/10/46                     50        51
Banc of America Commercial Mortgage Inc. (Class A)
5.66%                                                  06/10/49                    140       126
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                  04/10/49                    100        22 (i,q)
Banc of America Funding Corp.
5.48%                                                  03/20/36                     49         2 (h,i,q)
Banc of America Mortgage Securities Inc. (Class B)
5.13%                                                  01/25/36                     49         3 (h,i,q)
Bear Stearns Commercial Mortgage Securities
5.24%                                                  12/11/38                     45        39
5.33%                                                  02/11/44                     80        77
5.41%                                                  03/11/39                     39        40 (h,i)
5.46%                                                  03/11/39                     50        41 (i)
5.69%                                                  06/11/50                    120       119 (i)
5.72%                                                  06/11/40                     60        36 (i)
6.21%                                                  11/11/17                     70        40 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.46%                                                  04/12/38                     40        41 (i)
5.92%                                                  06/11/50                     60        51 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
5.99%                                                  09/11/42                     20         7 (i,q)
Citigroup Commercial Mortgage Trust
0.30%                                                  04/15/22                    183       161 (b,i)
Citigroup Commercial Mortgage Trust. (Class A)

5.48%                                                  10/15/49                     50        31

Commercial Mortgage Pass Through Certificates
0.33%                                                  12/15/20                     69        63 (b,i)
5.77%                                                  06/10/46                    100       103
Credit Suisse Mortgage Capital Certificates
5.47%                                                  09/15/39                    128       123 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                  02/25/36                     24         2 (h,i,q)
CS First Boston Mortgage Securities Corp.
5.34%                                                  10/25/35                     43         5 (h,i,q)
Greenwich Capital Commercial Funding Corp.
5.44%                                                  03/10/39                    252       245
5.60%                                                  12/10/49                    130       133
5.74%                                                  12/10/49                    269       261
GS Mortgage Securities Corp II

5.55%                                                  04/10/38                     50        50 (i)
Indymac INDA Mortgage Loan Trust
5.26%                                                  01/25/36                     83         1 (h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)

5.26%                                                  01/25/36                     99         5 (h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                                  08/12/37                    230       239 (i)
5.50%                                                  06/12/47                     30        16 (i)
6.07%                                                  02/12/51                    150       134
6.20%                                                  02/12/51                     30         5 (i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
(Class A)
5.82%                                                  06/15/49                    317       304
5.90%                                                  02/12/51                    120       100 (i)
LB-UBS Commercial Mortgage Trust
1.00%                                                  01/15/36                    461        22 (d,h,q)
1.99%                                                  04/15/41                     20        13 (d)
4.95%                                                  09/15/30                     50        51
5.66%                                                  03/15/39                    209       214 (i)
5.87%                                                  09/15/45                    150       148 (i)
LB-UBS Commercial Mortgage Trust (Class B)

6.65%                                                  07/14/16                     26        27 (h,q)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                  07/15/40                     50         7 (i,q)
LB-UBS Commercial Mortgage Trust (Class X)

0.47%                                                  12/15/39                    909        11 (h,i,q)
Lehman Brothers Floating Rate Commercial Mortgage
Trust
0.53%                                                  06/15/22                     83        77 (b,i)
MASTR Alternative Loans Trust
5.00%                                                  08/25/18                     32         3 (g,h,q,r)
Morgan Stanley Capital I

5.16%                                                  10/12/52                    100       103 (i)
5.28%                                                  12/15/43                     58        60 (h)
5.36%                                                  11/12/41                    230       206
5.39%                                                  11/12/41                    162       100 (h,i)
5.44%                                                  02/12/44                    350       355 (b)
5.45%                                                  02/12/44                    119       114 (i)
5.69%                                                  04/15/49                    150       138 (i)
5.71%                                                  07/12/44                    100       105 (h)
Opteum Mortgage Acceptance Corp.
0.55%                                                  02/25/35                    113        73 (h,i)
Residential Accredit Loans Inc.
6.00%                                                  01/25/36                    115         2 (h,q)
Structured Asset Securities Corp. (Class X)

2.19%.**                                               02/25/28                     41         - (i,q)

Wachovia Bank Commercial Mortgage Trust
5.25%                                                  12/15/43                     80        80
Wachovia Bank Commercial Mortgage Trust (Class A)
6.00%                                                  06/15/45                     30        20 (i)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                  01/25/36 - 03/25/36         194        21 (h,q)
                                                                                           4,626

SOVEREIGN BONDS - 0.9%

Government of Argentina

2.50%                                                  12/31/38                     57        20
8.28%                                                  12/31/33                     29        22
Government of Belize
6.00%                                                  02/20/29                     19        13 (j)
Government of Brazil
8.00%                                                  01/15/18                     35        40
8.25%                                                  01/20/34                     56        71
Government of Colombia
7.38%                                                  09/18/37                    100       112
Government of Dominican
9.04%                                                  01/23/18                     52        58
9.50%                                                  09/27/11                     37        39
Government of El Salvador
7.65%                                                  06/15/35                     20        21 (b)
Government of Hellenic Republic
6.25%                                                  06/19/20                     81       105
Government of Indonesia
11.63%                                                 03/04/19                    100       144 (b)
Government of Lebanon
4.00%                                                  12/31/17                     37        35
Government of Lithuania
7.38%                                                  02/11/20                    100       109 (b)
Government of Manitoba Canada
4.90%                                                  12/06/16                     60        65 (h)
Government of Peruvian
6.55%                                                  03/14/37                     81        87
Government of Panama
6.70%                                                  01/26/36                     55        58
Government of Philippines
6.50%                                                  01/20/20                    100       108
Government of Poland
6.38%                                                  07/15/19                     20        22
Government of Quebec Canada
7.50%                                                  09/15/29                     90       117
Government of South Africa
5.50%                                                  03/09/20                    100       101
Government of Turkey
5.63%                                                  03/30/21                    100        98
Government of Uruguay
6.88%                                                  09/28/25                     20        21
Government of Venezuela
1.25%                                                  04/20/11                     11        10 (i)
5.38%                                                  08/07/10                     74        74
10.75%                                                 09/19/13                     33        32
Hellenic Republic Government Bond
6.10%                                                  08/20/15                    254       343

Russian Foreign Bond - Eurobond
7.50%                                                  03/31/30                     64        73 (j)
United Mexican States
5.13%                                                  01/15/20                     33        33
                                                                                           2,031

MUNICIPAL BONDS AND NOTES - 0.1%

American Municipal Power-Ohio Inc.

6.05%                                                  02/15/43                     48        46
Municipal Electric Authority of Georgia
6.64%                                                  04/01/57                     86        85
New Jersey State Turnpike Authority
7.41%                                                  01/01/40                     20        23
New Jersey Transportation Trust Fund Authority
6.88%                                                  12/15/39                     15        15
                                                                                             169

TOTAL BONDS AND NOTES                                                                     44,888
(COST $44,876)

                                                                             NUMBER OF
                                                                              SHARES

EXCHANGE TRADED FUNDS - 0.5%

Financial Select Sector SPDR Fund                                               13,289       212 (p)
Industrial Select Sector SPDR Fund                                              28,867       901 (p)

TOTAL EXCHANGE TRADED FUNDS                                                                1,113
(COST $1,272)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                                          209 (k)
(COST $251)

TOTAL INVESTMENTS IN SECURITIES                                                          183,552
(COST $175,322)

SHORT-TERM INVESTMENTS - 17.9%

GE Money Market Fund Institutional Class

0.00%                                                                                     40,334 (d,k)
(COST $40,334)

TOTAL INVESTMENTS                                                                        223,886
(COST $215,656)

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                     631
                                                                                         -------
NET ASSETS  - 100.0%                                                                   $ 224,517
                                                                                         =======

OTHER INFORMATION

The Elfun Diversified Fund had the following long futures contracts open at March 31, 2010 (unaudited):


                                                             CURRENT     UNREALIZED
                                  EXPIRATION   NUMBER OF     NOTIONAL   APPRECIATION/
          DESCRIPTION                DATE      CONTRACTS      VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------
Russell 2000 Mini Index Futures    June 2010      72           $4,875           $ (23)
S&P 500 EMini Index Futures        June 2010      255          14,856              53
2 Yr. U.S.Treasury Notes Futures   June 2010       6            1,302               1

The Elfun Diversified Fund had the following short futures contracts open at March 31, 2010 (unaudited):


                                                             CURRENT     UNREALIZED
                                  EXPIRATION   NUMBER OF     NOTIONAL   APPRECIATION/
          DESCRIPTION                DATE      CONTRACTS      VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures      June 2010       1          $ (39)            $ -
German Euro Bobl Futures            June 2010       2           (317)             (1)
S&P Midcap 400 Emini Index Futures  June 2010       1            (79)              1
UK Long Gilt Bond Futures           June 2010       4           (696)             (1)
5 Yr. U.S.Treasury Notes Futures    June 2010      12         (1,378)              5
10 Yr. U.S.Treasury Notes Futures   June 2010      73         (8,486)             26
                                                                                 ---
                                                                                $ 61
                                                                                 ===

The Elfun Diversified Fund was invested in the following countries at March 31, 2010 (unaudited):

                                                                   PERCENTAGE
                                                                (BASED ON MARKET
COUNTRY                                                               VALUE)
--------------------------------------------------------------------------------
United States                                                             68.79%
United Kingdom                                                             4.36%
Japan                                                                      3.54%
Switzerland                                                                2.99%
France                                                                     2.87%
Germany                                                                    2.61%
Canada                                                                     2.12%
Brazil                                                                     1.56%
China                                                                      1.32%
South Korea                                                                1.13%
Taiwan                                                                     0.92%
Italy                                                                      0.74%
Spain                                                                      0.72%
Netherlands                                                                0.70%
Russia                                                                     0.57%
Australia                                                                  0.56%
India                                                                      0.44%
South Africa                                                               0.43%
Hong Kong                                                                  0.38%
Luxembourg                                                                 0.32%
Mexico                                                                     0.26%
Denmark                                                                    0.24%
Greece                                                                     0.20%
Sweden                                                                     0.20%
Indonesia                                                                  0.19%
Cayman Islands                                                             0.19%
Ireland                                                                    0.18%
Chile                                                                      0.14%
Peru                                                                       0.14%

Turkey                                                                     0.13%
Philippines                                                                0.12%
Finland                                                                    0.11%
Bermuda                                                                    0.08%
Czech Republic                                                             0.07%
Britain                                                                    0.06%
Thailand                                                                   0.06%
Egypt                                                                      0.05%
Venezuela                                                                  0.05%
El Salvador                                                                0.05%
Colombia                                                                   0.05%
United Arab Emirates                                                       0.05%
Kazakhstan                                                                 0.05%
Jamaica                                                                    0.04%
Dominican Republic                                                         0.04%
Panama                                                                     0.04%
Malaysia                                                                   0.03%
Honduras                                                                   0.03%
Argentina                                                                  0.02%
Austria                                                                    0.02%
Lebanon                                                                    0.02%
Poland                                                                     0.01%
Belize                                                                     0.01%
                                                                         ------
                                                                         100.00%
                                                                         ======

The Elfun Diversified Fund was invested in the following categories at March 31, 2010 (unaudited):

                                                                   PERCENTAGE
                                                                (BASED ON MARKET
INDUSTRY                                                              VALUE)
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                3.87%
Capital Markets                                                            2.99%
Metals & Mining                                                            2.95%
Communications Equipment                                                   2.48%
Chemicals                                                                  2.31%
Insurance                                                                  2.29%
Healthcare Equipment & Supplies                                            2.11%
Software                                                                   1.99%
Wireless Telecommunication Services                                        1.91%
Semiconductors & Semiconductor Equipment                                   1.90%
Media                                                                      1.89%
Specialty Retail                                                           1.81%
Pharmaceuticals                                                            1.77%
Diversified Financial Services                                             1.76%
Energy Equipment & Services                                                1.72%
Food Products                                                              1.50%
Biotechnology                                                              1.49%
Industrial Conglomerates                                                   1.16%
Beverages                                                                  1.13%
Healthcare Providers & Services                                            1.11%
IT Services                                                                1.08%
Computers & Peripherals                                                    1.08%
Aerospace & Defense                                                        1.07%
Commercial Services & Supplies                                             1.06%
Household Products                                                         0.98%

Electric Utilities                                                         0.87%
Internet Software & Services                                               0.84%
Machinery                                                                  0.77%
Food & Staples Retailing                                                   0.74%
Life Sciences Tools & Services                                             0.73%
Automobiles                                                                0.72%
Multi-Utilities                                                            0.70%
Real Estate Management & Development                                       0.61%
Electrical Equipment                                                       0.55%
Exchange Traded Fund                                                       0.50%
Multiline Retail                                                           0.49%
Diversified Telecommunication Services                                     0.49%
Construction & Engineering                                                 0.45%
Electronic Equipment, Instruments & Components                             0.41%
Hotels Restaurants & Leisure                                               0.41%
Textiles Apparel & Luxury Goods                                            0.39%
Professional Services                                                      0.28%
Trading Companies & Distributors                                           0.24%
Marine                                                                     0.19%
Construction Materials                                                     0.18%
Tobacco                                                                    0.18%
Household Durables                                                         0.17%
Personal Products                                                          0.16%
Road & Rail                                                                0.14%
Thrifts & Mortgage Finance                                                 0.13%
Real Estate Investment Trusts (REIT's)                                     0.12%
Water Utilities                                                            0.11%
Building Products                                                          0.11%
Gas Utilities                                                              0.06%
Paper & Forest Products                                                    0.05%
Transportation Infrastructure                                              0.02%
Independent Power Producers & Energy Traders                               0.02%
Diversified Consumer Services                                              0.00%
                                                                         ------
                                                                          57.24%
                                                                         ------

SECTOR
--------------------------------------------------------------------------------
Corporate Notes                                                            7.97%
Commercial Banks                                                           4.59%
Agency Mortgage Backed                                                     4.29%
U.S. Treasuries                                                            3.61%
Non-Agency Collateralized Mortgage Obligations                             2.07%
Sovereign Bonds                                                            0.91%
Asset Backed                                                               0.75%
Agency Collateralized Mortgage Obligations                                 0.38%
Municipal Bonds and Notes                                                  0.08%
                                                                         ------
                                                                          24.65%
                                                                         ------

SHORT-TERM AND OTHER INVESTMENTS
--------------------------------------------------------------------------------

Short-Term                                                                18.02%
Other Investments                                                          0.09%

                                                                         ------
                                                                          18.11%
                                                                         ------
                                                                         100.00%
                                                                         ======

NOTES TO SCHEDULES OF INVESTMENTS (dollars in thousands) - March 31, 2010 (unaudited)

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $7,312; $1,475; $44,212 and $5,859 or 3.26%, 0.08%, 12.80% and 2.56% of the
     net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2010 (as a percentage of net assets) as follows:

     AMBAC  8.83%

     AGM    8.34%

(o)  Securities in default

(p) Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Illiquid Securities. At March 31, 2010, these securities amounted to $1,048 and $157 or 0.30% and 0.07% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Amount is less than $1.00.

         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
TBA      To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

ELFUN DIVERSIFIED FUND

                              Level 1       Level 2       Level 3       Total
                              -------------------------------------------------
Investments in Securities     $178,957       $ 44,273       $ 655     $ 223,885
Other Financial Instruments         60              -           -            60

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2010:

                                                           Investments      Other financial
                                                          in securities       instruments
                                                         --------------     ---------------
Balance at 12/31/09                                            $ 2,415               $ -
  Accrued discounts/premiums                                        (8)                -
  Realized gain (loss)                                              (8)                -
  Change in unrealized appreciation (depreciation)                  63                 -
  Net purchases (sales)                                         (1,915)                -
  Net transfers in and out of Level 3                              108                 -
                                                         -----------------  ---------------
Balance at 03/31/10                                            $   655               $ -
Change in unrealized loss relating to securities still
  held at 03/31/10                                             $    53

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

DERIVATIVES DISCLOSURE

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial amrgin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

                                    Asset Derivatives March 31, 2010                      Liability Derivatives March 31, 2010
                          -----------------------------------------------------  ---------------------------------------------------
Derivatives not accounted                           Notional Value/                                  Notional Value/
for as hedging instruments         Balance         No. of Contracts                    Balance      No. of Contracts
under FASB ASC 815              Sheet Location       Long/(Short)   Fair Value     Sheet Location     Long/(Short)     Fair Value
                          -----------------------------------------------------  ---------------------------------------------------
ELFUN DIVERSIFIED
FUND
Interest Rate
Contracts               Receivables, Net Assets -  (9,864,375)/(85)   30,494 *  Payables, Net Assets -     (1,013,099)/(6)  (1,931)*
                        Unrealized Appreciation/   1,301,719/6           671 *  Unrealized Appreciation/
                        (Depreciation)                                          (Depreciation)

Equity Contracts        Receivables, Net Assets -  14,856,300/255     53,423 *  Payables, Net Assets -    4,875,120/72     (22,896)*
                        Unrealized Appreciation/   (78,810)/(1)          517 *  Unrealized Appreciation/  (38,577)/(1)        (168)*
                        (Depreciation)                                            (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  june 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, Elfun Funds

Date:  June 01, 2010